Right of Use Assets - Schedule of Right of Use Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Right-Of-Use Assets, Cost [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	RM 307,323	$ 72,952	RM 307,323
Add: New lease recognized
Less: Termination	(105,860)	(25,129)
As at end of the year/period	201,463	47,823	307,323
Right-Of-Use Assets, Accumulated Amortization [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	137,297	32,591	82,041
Amortization of the year	26,149	6,207	55,256
Less: Termination	(73,311)	(17,402)
As at end of the year/period	90,135	21,396	137,297
Right-Of-Use Assets, Carrying Amount [Member]
Schedule of Right of Use Assets [Line Items]
As at beginning of the year/period	170,026	40,361	225,282
As at end of the year/period	RM 111,328	$ 26,427	RM 170,026